ENTITY-WIDE DISCLOSURES (Property, plant and equipment, intangible assets, and goodwill by geographic area) (Details) - USD ($) $ in Thousands	Dec. 29, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	$ 1,793,804	$ 1,789,058
United States
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	542,322	542,005
Canada
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	57,713	60,519
Honduras
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	333,390	350,003
Caribbean
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	475,011	484,373
Asia-Pacific
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	349,627	320,142
Other
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	$ 35,741	$ 32,016